Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Listings [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	1-8481
Entity Registrant Name	BCE INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	4813
Entity Tax Identification Number	98-0134477
Entity Address, Address Line One	1, carrefour Alexander-Graham-Bell, Building A, 7th Floor,
Entity Address, City or Town	Verdun
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3E 3B3
City Area Code	514
Local Phone Number	870-8777
Title of 12(b) Security	Common shares
Trading Symbol	BCE
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	912,274,545
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0000718940
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Series R
Entity Listings [Line Items]
ISSUED (in shares)	7,764,800
Number of shares outstanding	7,764,800
Series S
Entity Listings [Line Items]
ISSUED (in shares)	2,054,167
Number of shares outstanding	2,054,167
Series T
Entity Listings [Line Items]
ISSUED (in shares)	5,301,633
Number of shares outstanding	5,301,633
Series Y
Entity Listings [Line Items]
ISSUED (in shares)	6,451,752
Number of shares outstanding	6,451,752
Series Z
Entity Listings [Line Items]
ISSUED (in shares)	2,708,031
Number of shares outstanding	2,708,031
Series AA
Entity Listings [Line Items]
ISSUED (in shares)	11,482,631
Number of shares outstanding	11,482,631
Series AB
Entity Listings [Line Items]
ISSUED (in shares)	6,918,839
Number of shares outstanding	6,918,839
Series AC
Entity Listings [Line Items]
ISSUED (in shares)	6,482,274
Number of shares outstanding	6,482,274
Series AD
Entity Listings [Line Items]
ISSUED (in shares)	12,513,726
Number of shares outstanding	12,513,726
Series AE
Entity Listings [Line Items]
ISSUED (in shares)	6,022,513
Number of shares outstanding	6,022,513
Series AF
Entity Listings [Line Items]
ISSUED (in shares)	9,076,087
Number of shares outstanding	9,076,087
Series AG
Entity Listings [Line Items]
ISSUED (in shares)	8,442,830
Number of shares outstanding	8,442,830
Series AH
Entity Listings [Line Items]
ISSUED (in shares)	4,784,070
Number of shares outstanding	4,784,070
Series AI
Entity Listings [Line Items]
ISSUED (in shares)	9,246,640
Number of shares outstanding	9,246,640
Series AJ
Entity Listings [Line Items]
ISSUED (in shares)	4,118,260
Number of shares outstanding	4,118,260
Series AK
Entity Listings [Line Items]
ISSUED (in shares)	22,303,812
Number of shares outstanding	22,303,812
Series AL
Entity Listings [Line Items]
ISSUED (in shares)	1,755,688
Number of shares outstanding	1,755,688
Series AM
Entity Listings [Line Items]
ISSUED (in shares)	10,183,378
Number of shares outstanding	10,183,378
Series AN
Entity Listings [Line Items]
ISSUED (in shares)	1,035,822
Number of shares outstanding	1,035,822
Series AQ
Entity Listings [Line Items]
ISSUED (in shares)	8,303,614
Number of shares outstanding	8,303,614
Preferred shares
Entity Listings [Line Items]
ISSUED (in shares)	146,950,567
Number of shares outstanding	146,950,567
Business Contact
Entity Listings [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System